Accumulated other comprehensive loss (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Accumulated other comprehensive loss
Balance, Pre-tax		$ (11,480)	$ (15,013)	$ (13,727)
Movements of the year, Pre-tax	$ (213)	(4,199)	3,533	(1,286)
Balance, Pre-tax		(15,679)	(11,480)	(15,013)
Balance, Tax		3,428	4,488	4,102
Movements of the year, Tax	64	1,260	(1,060)	386
Balance, Tax		4,688	3,428	4,488
Balance, Net of tax		(8,052)	(10,525)	(9,625)
Movements of the year, Net of tax		(2,939)	2,473	(900)
Balance, Net of tax	$ (557)	$ (10,991)	$ (8,052)	$ (10,525)